SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
MATERIAL ACCOUNTING POLICIES
Basis of presentation of the financial statements:
a.	Basis of presentation of the financial statements:

The unaudited interim consolidated financial statements have been prepared using accounting policies consistent with International Financial Reporting Standards (“IFRS”) and in accordance with International Accounting Standard (“IAS”) 34 - “Interim Financial Reporting”.

The Group’s unaudited interim consolidated financial statements as of , and for the six months ended, June 30, 2025 (“interim financial statements”) should be read in conjunction with the audited consolidated financial statements of Freightos as of , and for the year ended, December 31, 2024 which have been prepared in accordance with IFRS.

Significant accounting policies:
b.	Significant accounting policies:

The significant accounting policies, presentation and methods of computation adopted in the preparation of these interim financial statements are consistent with those followed in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2024.